SHARE-BASED PAYMENTS - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	1,021,156	1,321,288	1,229,040
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 14.54	$ 14.26	$ 15.00
Number of share options exercisable in share-based payment arrangement | Share	23,956	195,688
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 10.50	$ 12.00
$5.00 to $9.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	14,570	22,280
Weighted average remaining contractual life of outstanding share options	2 months 8 days	1 year 2 months 8 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 9.89	$ 9.89
Number of share options exercisable in share-based payment arrangement | Share	14,570	22,280
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 9.89	$ 9.89
$10.00 to $14.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	754,586	1,011,008
Weighted average remaining contractual life of outstanding share options	3 years 10 months 28 days	4 years 1 month 24 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 13.90	$ 13.65
Number of share options exercisable in share-based payment arrangement | Share	9,386	173,408
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 11.45	$ 12.27
$15.00 to $19.99 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | Share	252,000	288,000
Weighted average remaining contractual life of outstanding share options	4 years 7 months 17 days	5 years 6 months 29 days
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 16.72	$ 16.76
Number of share options exercisable in share-based payment arrangement | Share	0	0
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 0